UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ];          Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Raiff Partners, Inc.
Address:                  152 West 57th Street
                          New York, NY  10019

Form 13F File Number:     28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sheldon Brody
Title:     Chief Financial Officer
Phone:     212-247-6509

Signature, Place and Date of Signing:

/s/ Sheldon Brody                 New York, NY               August 13, 2012
-----------------                 ------------               ---------------

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE
Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                              3
Form 13F Information Table Entry Total:                        24
Form 13F Information Table Value Total:     $ 111,563 (thousands)

List of Other Included Managers:

No.    Form 13F File No.     Name
---    -----------------     ----

01     28-5534               Centurion Advisors, L.P.
02     28-5414               Centurion Investment Group, L.P.
03     28-7106               Centurion Investors, LLC

                             FORM 13F AS OF 6/30/12
                    REPORTING MANAGER: RAIFF PARTNERS, INC.

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Column 1                        Column 2        Column 3   Column 4                Column 5   Column 6  Column 7      Column 8

                                                          Fair Market  Shares or
                                 Title           Cusip       Value     Principal  SH/ PUT/  Investment   Other     Voting Authority
Name of Issuer                  of Class         Number    x $1,000      Amount   PRN CALL  Discretion  Managers   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAPITAL AGENCY CORP     CS             02503X105     7,327      218,000  SH          DEFINED     1,2,3   218,000
ANNALY CAPITAL MANAGEMENT INC.   CS             035710409     4,195      250,000  SH          DEFINED     1,2,3   250,000
APOLLO INVESTMENT CORP           CS             03761U106     5,599      730,000  SH          DEFINED     1,2,3   730,000
APPLE INC                        CS             037833100    29,959       51,300  SH          DEFINED     1,2,3    51,300
ARES CAPITAL CORP                CS             04010L103     3,767      236,000  SH          DEFINED     1,2,3   236,000
BARCLAYS LTD.PREFERRED A         SP ADR         06739H776       942       38,000  SH          DEFINED     1,2,3    38,000
CABLEVISION SYSTEMS NY           CL A           12686C109     3,269      246,000  SH          DEFINED     1,2,3   246,000
CENTURYLINK INC                  CS             156700106     6,911      175,000  SH          DEFINED     1,2,3   175,000
CREDIT SUISSE HIGH YIELD
  BOND FUND                      SH BEN INT     22544F103       998      320,000  SH          DEFINED     1,2,3   320,000
DEERE & CO COM                   CS             244199105     4,852       60,000  SH          DEFINED     1,2,3    60,000
HCA HOLDINGS INC                 CS             40412C101     4,108      135,000  SH          DEFINED     1,2,3   135,000
HUNTSMAN CORP                    CS             447011107     2,200      170,000  SH          DEFINED     1,2,3   170,000
JPMORGAN CHASE & CO              CS             46625H100     3,573      100,000  SH          DEFINED     1,2,3   100,000
KKR FINANCIAL HOLDINGS LLC       CS             48248A306     1,891      222,000  SH          DEFINED     1,2,3   222,000
LENNAR CORP                      CL A           526057104       525       17,000  SH          DEFINED     1,2,3    17,000
LINN ENERGY LLC                  UNIT LTD LIAB  536020100     4,305      113,000  SH          DEFINED     1,2,3   113,000
NAVISTAR INT'L CORP              CS             63934E108       284       10,000  SH          DEFINED     1,2,3    10,000
OCCIDENTAL PETE CORP             CS             674599105       172        2,000  SH          DEFINED     1,2,3     2,000
REGAL ENTERTAINMENT GROUP        CL A           758766109     9,247      672,000  SH          DEFINED     1,2,3   672,000
ROUNDYS INC                      CS             779268101     5,718      560,000  SH          DEFINED     1,2,3   560,000
SEADRILL,LTD                     SHS            G7945E105     1,776       50,000  SH          DEFINED     1,2,3    50,000
STARWOOD PROPERTY TRUST INC      CS             85571B105     2,131      100,000  SH          DEFINED     1,2,3   100,000
UNIVERSAL HEALTH SERVICES INC    CL B           913903100       216        5,000  SH          DEFINED     1,2,3     5,000
US AIRWAYS GROUP INC             CS             90341W108     7,598      570,000  SH          DEFINED     1,2,3   570,000

TOTAL PORTFOLIO                                             111,563

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